Financial instruments - related risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,237,825	$ 1,425,387
Financial liabilities	(1,241,874)	(1,203,910)
Gain (loss) on derivatives	36,577	32,269
Finance income	10,835	29,760
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	918,382	1,062,431	$ 711,528
Short-term investments	24,985	0
Derivative assets	$ 45,605	10,504
USD currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
USD currency risk [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 86,985
Gain (loss), foreign exchange	4,349
USD currency risk [member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,894
Gain (loss), foreign exchange	6,845
USD currency risk [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(72,576)
Gain (loss), foreign exchange	(3,629)
USD currency risk [member] | Net foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	40,872
Gain (loss), foreign exchange	(38,811)
Credit risk [member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	918,382	1,062,431
Short-term investments	24,985	0
Accounts receivable	166,788	323,430
Derivative assets	$ 45,605	$ 10,504